UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

⌧	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

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Date of Report (Date of Earliest Event Reported): February 11, 2026

MARINER FINANCE FUNDING, LLC

(Exact name of securitizer as specified in its charter)
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Commission File Number of Securitizer: 025-03145

Central Index Key Number of Securitizer: 0001697553

John Morton, (443) 438-2008

Name and telephone number, including area code, of the person to contact in connection with this filing.
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ❑

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ❑

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ⌧

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties

Disclosure Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Mariner Finance Funding, LLC has indicated by check mark that there is no activity to report for the calendar year from January 1, 2025 to December 31, 2025.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 11, 2026

Mariner Finance Funding, LLC
(Securitizer)

By: /s/ Joshua C. Johnson
Name: Joshua C. Johnson
Title: President